Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Finished goods	¥ 164,892	¥ 142,175
Work in process	60,075	54,248
Raw materials and supplies	110,835	100,027
Inventories (Note 5)	¥ 335,802	¥ 296,450